Shareholder Fees - FidelitySeriesTotalMarketIndexFund-PRO	Apr. 29, 2023 USD ($)
FidelitySeriesTotalMarketIndexFund-PRO | Fidelity Series Total Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none